PPM FUNDS

SUPPLEMENT DATED MAY 14, 2020 TO
THE PROSPECTUS DATED APRIL 29, 2020

PPM Core Fixed Income Fund
PPM Core Plus Fixed Income Fund
PPM Floating Rate Income Fund
PPM High Yield Core Fund
PPM Investment Grade Credit Fund
PPM Long Short Credit Fund
PPM Large Cap Value Fund
PPM Mid Cap Value Fund
PPM Small Cap Value Fund
(each, a “Fund,” and collectively, the “Funds”)
PKOIX PKPIX PKFIX PKHIX PKIIX PKLIX PZLIX PZMIX PZSIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

In the Summary Prospectus for the PPM Floating Rate Income Fund under the section entitled “Performance”, the date “July 16, 2018” shall be deleted in the “Life of Fund” column in the table and replaced with “May 1, 2018” (the Fund’s inception date).

The “Share Price” section of the Prospectus is deleted in its entirety and replaced with the following:

Share Price

The price of each Fund’s shares is based on its NAV. The NAV of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. The NAV per share of each Fund is determined by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or exchange-traded securities is based on their respective market prices, and fixed income securities are valued based on prices provided by an independent pricing service.

For foreign securities and other assets that are priced in a currency other than US dollars, a Fund will convert the security or asset from the local currency into US dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares and, therefore, the value of portfolio securities of a Fund may change on days when shareholders will be unable to purchase or redeem the Fund's shares.

The Board has adopted procedures pursuant to which the Administrator may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate. Under these procedures, the “fair value” of a security generally will be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Guidelines.” The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is otherwise reflective of normal market activity.  To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

A Fund may invest in securities that principally trade on foreign exchanges that may be open on days when the Fund does not price its shares or where several hours may pass between the time when trading on such foreign exchanges closes and the time as of which the Fund calculates its NAV. As a result, a Fund’s NAV may be affected on days when shareholders are not able to purchase or redeem the Fund’s shares.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

PPM FUNDS

SUPPLEMENT DATED MAY 14, 2020 TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 29, 2020

PPM Core Fixed Income Fund
PPM Core Plus Fixed Income Fund
PPM Floating Rate Income Fund
PPM High Yield Core Fund
PPM Investment Grade Credit Fund
PPM Long Short Credit Fund
PPM Large Cap Value Fund
PPM Mid Cap Value Fund
PPM Small Cap Value Fund
(each, a “Fund,” and collectively, the “Funds”)
PKOIX PKPIX PKFIX PKHIX PKIIX PKLIX PZLIX PZMIX PZSIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

The “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Purchases, exchanges and redemptions are discussed in the Prospectus under the section entitled “Buying, Selling And Exchanging Fund Shares”.  You may, subject to PPM’s approval, purchase Institutional Shares of the Funds with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment objective and strategy) and that have values that are reasonably ascertainable in accordance with the Fund’s valuation policies.  Should PPM approve your purchase of a Fund’s shares with securities, the Fund would follow its “Purchase In-Kind” procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange (“NYSE”) after receipt of the purchase order) pursuant to the Funds’ “Valuation Policies and Procedures (and Fair Value Determinations)” as then in effect.  Call PPM Funds at 1-844-446-4PPM (1-844-446-4776) to determine if you are eligible to purchase shares of the Funds with other securities.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

As stated in the Prospectus, the NAV of a Fund’s shares is generally determined once each day on which the NYSE is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday).  The NAV of a Fund’s shares is not determined on the days the NYSE is expected to be closed, which days generally are New Year’s Day, Martin Luther King Jr. holiday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. Consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Trustees during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act.  In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Funds’ valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is otherwise reflective of normal market activity.  To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt securities are generally valued by independent pricing services approved by the Board. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Exchange-traded options are valued by approved pricing sources at the last traded price prior to the close of business on the local exchange. In the event that current day trades are unavailable, or the trade price falls outside of the current bid ask spread, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ valuation policies require a different approach. Pricing services utilized to value debt instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

The Board has adopted procedures pursuant to which the Adviser may determine, subject to ratification by the Board, the “fair value” of securities for which a current market price is not available or the current market price is considered unreliable or inaccurate.

Certain of the Funds invest in foreign securities and other assets that are priced in a currency other than U.S. dollars. For foreign securities and other assets that are priced in a currency other than U.S. dollars, a Fund will convert the security or asset from the local currency into U.S. dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares and, therefore, the value of portfolio securities of a Fund may change on days when shareholders will be unable to purchase or redeem the Fund's shares.

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day.  Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign equity portfolio securities used in such calculation, the Trust’s procedures for valuing of such securities authorize the Adviser, subject to verification by the Trustees, to determine the “fair value” of such foreign equity securities for purposes of calculating a Fund’s NAV. When fair valuing such foreign equity securities, the Adviser adjusts the closing prices of foreign equity portfolio securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

Securities that have halted trading will be fair valued based on the facts and circumstances available at the time of each NAV calculation. The fair valuation of securities halted for an extended period may include liquidity discounts as considered appropriate.

The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances:  (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions.

A Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board.  Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Funds, however, have elected to be governed by Rule 18f-1 under the 1940 Act, under which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.

Shares Purchased and Redeemed through Intermediaries. Shares of certain Funds may be purchased and redeemed through certain unaffiliated financial services companies, broker-dealers, banks or other authorized agents that qualify as eligible investors, as set forth in the Prospectus.

An authorized financial intermediary accepts purchase and sale orders of certain Funds pursuant to an agreement between the Adviser and the intermediary. Any purchase or sale is made at the NAV next determined after receipt and acceptance of the order by the financial intermediary. Federal securities laws require financial intermediaries to segregate any orders received on a business day after the close of regular session trading on the NYSE and transmit those orders separately for execution at the NAV next determined after that business day.

Certain financial intermediaries or their delegates perform recordkeeping, administrative and/or shareholder servicing services for their customers. In some circumstances, the Adviser will pay the financial intermediary for providing these services. The Adviser will also pay certain financial intermediaries or their delegates for distribution services performed with respect to the Funds. Although purchases and redemptions may generally be done directly with the Funds at no charge, certain financial intermediaries may charge a transaction-based or other fee for their services. Those charges are retained by such financial intermediaries and are not shared with the Funds, the Adviser or JNLD.

The Adviser is subject to supplemental compensation payment requests by certain financial intermediaries whose customers may purchase Fund shares. In its discretion, the Adviser may make payments to an intermediary for various purposes. These payments do not increase the amount paid by you or the Funds, as they are paid from the Adviser’s legitimate profits in what is generally referred to as “revenue sharing.”

Revenue sharing payments are generally a percentage of an account’s average annual net assets. The Adviser may make these payments to an intermediary for various purposes, including for administrative services such as record keeping, sub-accounting for shareholder accounts, client account maintenance support, statement preparation, transaction processing, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for services such as setting up the Funds on an intermediary’s mutual fund trading system. Revenue sharing payments are not made through brokerage commissions as the Funds and the Adviser do not consider sales of Fund shares as a factor in the selection of broker dealers to execute portfolio transactions for the Funds.

These payments may provide your intermediary or salesperson with an incentive to favor shares of the Funds over sales of shares of other mutual funds or investments. Ask your salesperson or visit your intermediary’s website for more information. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares, and you should discuss this matter with your intermediary and its representatives. The Funds may use an intermediary that offers and sells shares of the Funds to execute portfolio transactions for the Funds.